Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (10,626,275)	$ (24,207,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of asset		(4,500)
Accrued interest	18,648	60,488
Amortization of original issue discount and debt issuance costs	326,151
Loss on conversions and change in fair value of convertible notes	(146,479)	(1,792,154)
Loss on issuance of convertible notes		3,609,944
Issuance costs for convertible notes		946,085
Issuance of liability classified warrants		3,737,371
Change in fair value of liability classified warrants	(283,958)	(6,730,613)
Stock-based compensation	879,160	1,071,843
Lease cost	(150)	(3)
Other income		(60,035)
Unbilled receivable	179,260	164,900
Prepaid expenses and other assets	1,392,181	1,652,756
Accounts payable	(1,234,287)	2,642,686
Accrued expenses and other liabilities	(1,284,233)	1,021,478
Net cash used in operating activities	(10,779,982)	(17,887,439)
Cash flows from investing activities:
Proceeds from sale of assets		4,500
Net cash provided by investing activities		4,500
Cash flows from financing activities:
Proceeds from public offerings, net	9,050,004	3,783,240
Proceeds from issuance of convertible notes, net	1,605,635	7,533,915
Repayment of convertible notes	(1,000,208)	(1,408,364)
Transaction costs from public offerings	(447,879)	(547,377)
Repayment of financed insurance premiums	(451,668)	(595,509)
Net cash provided by financing activities	8,755,884	8,765,905
Decrease in cash and cash equivalents	(2,024,098)	(9,117,034)
Cash and cash equivalents beginning of period	3,147,702	12,264,736
Cash and cash equivalents end of period	1,123,604	3,147,702
Supplemental cash flow information:
Income tax payments	3,200	1,600
Supplemental disclosure of non-cash investing and financing activities:
Stock-based compensation		1,742,481
Conversion of convertible notes into common stock	3,056,892	17,521,271
Payable to related parties settled in shares		191,618
Capital contribution from related parties		608,382
Original debt discount from convertible notes	136,000
Debt discount from warrants issuance	1,066,483
Issuance cost from convertible notes	226,503
Financed insurance premiums	445,737	399,949
Settlement of commitment fee in shares	400,000
Deemed dividend related to warrants down round provision	$ 12,937	$ 913,204